Financial Condition and Going Concern (Details) - USD ($)	Jul. 21, 2020	Dec. 31, 2020	Apr. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and Cash Equivalents, at Carrying Value		$ 64,789		$ 83,245	$ 1,304
Liabilities, Current		$ 3,028,640		$ 2,419,285
Debt Instrument, Face Amount			$ 460,000
Proceeds from Loans	$ 440,000